Pensions and other post retirement benefits - Actuarial assumptions (Details) - year	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
UK Pensions
Disclosure of defined benefit plans [line items]
Discount rate - past service	2.40%	2.60%	2.40%
Discount rate - future service	2.45%	2.65%	2.65%
Rate of increase in salaries	3.50%	3.40%	3.50%
Rate of increase in RPI, past service	3.25%	3.15%	3.20%
Rate of increase in RPI, future service	3.20%	3.10%	3.15%
Assumed life expectations for a retiree age 65 today: Males	22.0	22.3	22.9
Assumed life expectations for a retiree age 65 today: Females	23.6	23.9	24.7
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.3	23.7	25.1
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.2	25.5	27.1
Weighted average duration of defined benefit obligation	15
US Pensions
Disclosure of defined benefit plans [line items]
Rate of increase in salaries	3.50%	3.50%	3.50%
Discount rate	3.95%	4.00%	4.25%
Assumed life expectations for a retiree age 65 today: Males	22.1	22.0	21.9
Assumed life expectations for a retiree age 65 today: Females	24.2	24.2	24.1
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.7	23.6	23.6
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.9	25.8	25.7
Weighted average duration of defined benefit obligation	13
US other post-retirement benefits
Disclosure of defined benefit plans [line items]
Rate of increase in salaries	3.50%	3.50%	3.50%
Discount rate	3.95%	4.00%	4.25%
Initial healthcare cost trend rate	7.25%	7.50%	7.00%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
Weighted average duration of defined benefit obligation	16